Other Liabilities (Details) - Schedule of Other liabilities Current and Non Current - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Other liabilities Current and Non Current [Abstract]
Investment in associate		$ 19,940
Other		176,571	175,312
Total Other liabilities – Non-Current		196,511	175,312
Related parties	[1]	794,301	677,000
Wages		288,213	221,141
Taxes		134,212	23,334
Deferred payment related to Business Combination			492,799
Others		234,367	271,371
Total Other liabilities – Current		$ 1,451,093	$ 1,685,645

[1]	The details of the related parties payables are included in Related Party (see note 28)